SCHEDULE OF CLASSIFIED FINANCIAL ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets, measured at amortized cost:Cash and cash equivalents	$ 14,941,775	$ 6,872,894	$ 1,428,129	$ 2,567,868
Financial assets, measured at amortized cost:Short-term investments	6,366,828
Accounts receivable, measured at amortized cost:Receivable from the sale of discontinued operations			18,000,000
Other liabilities, measured at amortized cost:Accounts payable and accrued liabilities	(1,791,222)	(1,730,361)	(1,725,708)
Other liabilities, measured at amortized cost:Convertible debentures		(3,341,246)	(3,089,033)
Other liabilities, measured at amortized cost:Covid 19 government support loans	$ (31,660)	$ (218,151)